Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	100	100	100